Distribution Date:	10/18/21	COMM 2012-CCRE2 Mortgage Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2012-CCRE2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Trimont Real Estate Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		CMBS Servicing		CMBSServicing@trimontrea.com
Current Mortgage Loan and Property Stratification	9-13		3500 Lenox Road, Suite G1 | Atlanta, GA 30326
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor | Chicago, IL 60603
Historical Liquidated Loan Detail	25	Controlling Class	AEP CCR LLC
Historical Bond / Collateral Loss Reconciliation Detail	26	Representative
			Ted Papapostolou	(305) 422-4156	tp@ielp.com
Interest Shortfall Detail - Collateral Level	27
			c/o Icahn Capital LP, 16690 Collins Ave., PH-1 |
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12624KAA4	0.824000%	81,982,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12624KAB2	2.025000%	94,591,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12624KAC0	2.752000%	101,979,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12624KAJ5	2.841000%	100,000,000.00	92,941,144.22	2,065,072.06	220,038.16	0.00	0.00	2,285,110.22	90,876,072.16	38.35%	30.00%
A-4	12624KAD8	3.147000%	546,255,000.00	546,255,000.00	0.00	1,432,553.74	0.00	0.00	1,432,553.74	546,255,000.00	38.35%	30.00%
A-M	12624KAF3	3.791000%	77,629,000.00	77,629,000.00	0.00	245,242.95	0.00	0.00	245,242.95	77,629,000.00	25.73%	20.13%
A-M-PEZ	12624KAN6	3.791000%	52,834,000.00	52,834,000.00	0.00	166,911.41	0.00	0.00	166,911.41	52,834,000.00	25.73%	20.13%
B	12624KAG1	4.393000%	37,341,000.00	37,341,000.00	0.00	136,699.18	0.00	0.00	136,699.18	37,341,000.00	19.65%	15.38%
B-PEZ	12624KAQ9	4.393000%	25,414,000.00	25,414,000.00	0.00	93,036.42	0.00	0.00	93,036.42	25,414,000.00	19.65%	15.38%
C	12624KAH9	4.830550%	25,549,000.00	25,549,000.00	0.00	102,846.44	0.00	0.00	102,846.44	25,549,000.00	15.50%	12.13%
C-PEZ	12624KAU0	4.830550%	17,389,000.00	17,389,000.00	0.00	69,998.70	0.00	0.00	69,998.70	17,389,000.00	15.50%	12.13%
D	12624KAW6	4.830550%	23,120,000.00	23,120,000.00	0.00	93,068.60	0.00	0.00	93,068.60	23,120,000.00	13.26%	10.38%
E	12624KAY2	4.830550%	51,195,000.00	51,195,000.00	0.00	206,083.34	0.00	0.00	206,083.34	51,195,000.00	8.31%	6.50%
F	12624KBA3	4.250000%	23,120,000.00	23,120,000.00	0.00	81,883.33	0.00	0.00	81,883.33	23,120,000.00	6.07%	4.75%
G	12624KBC9	4.250000%	23,120,000.00	23,120,000.00	0.00	81,883.33	0.00	0.00	81,883.33	23,120,000.00	3.84%	3.00%
H*	12624KBE5	4.250000%	39,634,967.00	39,634,967.00	0.00	140,373.85	0.00	0.00	140,373.85	39,634,967.00	0.00%	0.00%
V	12624KBG0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624KBJ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624KBL9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,321,152,967.00	1,035,542,111.22	2,065,072.06	3,070,619.45	0.00	0.00	5,135,691.51	1,033,477,039.16

Notional Certificates
X-A	12624KAE6	1.611339%	1,055,270,000.00	769,659,144.22	0.00	1,033,484.56	0.00	0.00	1,033,484.56	767,594,072.16
X-B	12624KAL0	0.290779%	265,882,967.00	265,882,967.00	0.00	64,427.64	0.00	0.00	64,427.64	265,882,967.00
Notional SubTotal			1,321,152,967.00	1,035,542,111.22	0.00	1,097,912.20	0.00	0.00	1,097,912.20	1,033,477,039.16

Deal Distribution Total					2,065,072.06	4,168,531.65	0.00	0.00	6,233,603.71

(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)	The initial certificate balance of the Class A-M-PEZ, Class B-PEZ, Class C-PEZ and Class D certificates represents the certificate balance of such class without giving effect to any exchange.
	The certificate balances of the Class A-M-PEZ, Class B-PEZ, Class C-PEZ and Class D certificates to be issued on the closing date will be reduced, in required proportions, by an amount equal to the certificate balance of the Class PEZ certificates issued on the closing date. For
	details on the current status and payments of Class PEZ, see page 5.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12624KAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12624KAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12624KAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12624KAJ5	929.41144220	20.65072060	2.20038160	0.00000000	0.00000000	0.00000000	0.00000000	22.85110220	908.76072160
A-4	12624KAD8	1,000.00000000	0.00000000	2.62250000	0.00000000	0.00000000	0.00000000	0.00000000	2.62250000	1,000.00000000
A-M	12624KAF3	1,000.00000000	0.00000000	3.15916668	0.00000000	0.00000000	0.00000000	0.00000000	3.15916668	1,000.00000000
A-M-PEZ	12624KAN6	1,000.00000000	0.00000000	3.15916664	0.00000000	0.00000000	0.00000000	0.00000000	3.15916664	1,000.00000000
B	12624KAG1	1,000.00000000	0.00000000	3.66083340	0.00000000	0.00000000	0.00000000	0.00000000	3.66083340	1,000.00000000
B-PEZ	12624KAQ9	1,000.00000000	0.00000000	3.66083340	0.00000000	0.00000000	0.00000000	0.00000000	3.66083340	1,000.00000000
C	12624KAH9	1,000.00000000	0.00000000	4.02545853	0.00000000	0.00000000	0.00000000	0.00000000	4.02545853	1,000.00000000
C-PEZ	12624KAU0	1,000.00000000	0.00000000	4.02545862	0.00000000	0.00000000	0.00000000	0.00000000	4.02545862	1,000.00000000
D	12624KAW6	1,000.00000000	0.00000000	4.02545848	0.00000000	0.00000000	0.00000000	0.00000000	4.02545848	1,000.00000000
E	12624KAY2	1,000.00000000	0.00000000	4.02545835	0.00000000	0.00000000	0.00000000	0.00000000	4.02545835	1,000.00000000
F	12624KBA3	1,000.00000000	0.00000000	3.54166652	0.00000000	0.00000000	0.00000000	0.00000000	3.54166652	1,000.00000000
G	12624KBC9	1,000.00000000	0.00000000	3.54166652	0.00000000	0.00000000	0.00000000	0.00000000	3.54166652	1,000.00000000
H	12624KBE5	1,000.00000000	0.00000000	3.54166688	0.00000000	4.90052357	0.00000000	0.00000000	3.54166688	1,000.00000000
V	12624KBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624KBJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624KBL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12624KAE6	729.34807606	0.00000000	0.97935558	0.00000000	0.00000000	0.00000000	0.00000000	0.97935558	727.39116260
X-B	12624KAL0	1,000.00000000	0.00000000	0.24231579	0.00000000	0.00000000	0.00000000	0.00000000	0.24231579	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	220,038.16	0.00	220,038.16	0.00	0.00	0.00	220,038.16	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,432,553.74	0.00	1,432,553.74	0.00	0.00	0.00	1,432,553.74	0.00
X-A	09/01/21 - 09/30/21	30	0.00	1,033,484.56	0.00	1,033,484.56	0.00	0.00	0.00	1,033,484.56	0.00
X-B	09/01/21 - 09/30/21	30	0.00	64,427.64	0.00	64,427.64	0.00	0.00	0.00	64,427.64	0.00
A-M	09/01/21 - 09/30/21	30	0.00	245,242.95	0.00	245,242.95	0.00	0.00	0.00	245,242.95	0.00
A-M-PEZ	09/01/21 - 09/30/21	30	0.00	166,911.41	0.00	166,911.41	0.00	0.00	0.00	166,911.41	0.00
B	09/01/21 - 09/30/21	30	0.00	136,699.18	0.00	136,699.18	0.00	0.00	0.00	136,699.18	0.00
B-PEZ	09/01/21 - 09/30/21	30	0.00	93,036.42	0.00	93,036.42	0.00	0.00	0.00	93,036.42	0.00
C	09/01/21 - 09/30/21	30	0.00	102,846.44	0.00	102,846.44	0.00	0.00	0.00	102,846.44	0.00
C-PEZ	09/01/21 - 09/30/21	30	0.00	69,998.70	0.00	69,998.70	0.00	0.00	0.00	69,998.70	0.00
D	09/01/21 - 09/30/21	30	0.00	93,068.60	0.00	93,068.60	0.00	0.00	0.00	93,068.60	0.00
E	09/01/21 - 09/30/21	30	0.00	206,083.34	0.00	206,083.34	0.00	0.00	0.00	206,083.34	0.00
F	09/01/21 - 09/30/21	30	0.00	81,883.33	0.00	81,883.33	0.00	0.00	0.00	81,883.33	0.00
G	09/01/21 - 09/30/21	30	0.00	81,883.33	0.00	81,883.33	0.00	0.00	0.00	81,883.33	0.00
H	09/01/21 - 09/30/21	30	194,232.09	140,373.84	0.00	140,373.84	0.00	0.00	0.00	140,373.85	194,232.09
Totals			194,232.09	4,168,531.64	0.00	4,168,531.64	0.00	0.00	0.00	4,168,531.65	194,232.09

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through Original Exchangeable					Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses		Total Distribution	Ending Balance
Regular Interest
A-M-PEZ (Non-PEZ)	12624KAN6	3.791000%	52,834,000.00	52,834,000.00	0.00	166,911.41		0.00	0.00	166,911.41	52,834,000.00
A-M (PEZ)	N/A	N/A	52,834,000.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
B-PEZ (Non-PEZ)	12624KAQ9	4.393000%	25,414,000.00	25,414,000.00	0.00	93,036.42		0.00	0.00	93,036.42	25,414,000.00
B (PEZ)	N/A	N/A	25,414,000.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
C-PEZ (Non-PEZ)	12624KAU0	4.830550%	17,389,000.00	17,389,000.00	0.00	69,998.70		0.00	0.00	69,998.70	17,389,000.00
C (PEZ)	N/A	N/A	17,389,000.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
D (Non-PEZ)	12624KAW6	4.830550%	9,363,000.00	23,120,000.00	0.00	93,068.60		0.00	0.00	93,068.60	23,120,000.00
D (PEZ)	N/A	N/A	9,363,000.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Regular Interest Total				118,757,000.00	0.00	423,015.13		0.00	0.00	423,015.13	118,757,000.00

Exchangeable Certificate Details
PEZ	12624KAS5	N/A	105,000,000.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Exchangeable Certificates Total				0.00	0.00	0.00		0.00	0.00	0.00	0.00
Up to the full certificate balance of the Class A-M-PEZ, Class B-PEZ and Class C-PEZ certificates and up to $9,363,000 in certificate balance of the Class D certificates may be exchanged for Class
PEZ certificates.
Class PEZ certificates may be exchanged for up to the full certificate balance of the Class A-M-PEZ, Class B-PEZ and Class C-PEZ certificates and up to $9,363,000 in certificate balance of the Class D certificates.

© 2021 Computershare. All rights reserved. Confidential.											Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	6,233,603.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,230,578.72	Master Servicing Fee	49,959.33
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,640.63
Interest Adjustments	0.00	Trustee Fee	293.40
Deferred Interest	0.00	Operating Advisor Fee	1,484.20
ARD Interest	0.00	CCRE Strip - Cantor Commercial Real Estate Lending L.P.	7,669.47
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	62,047.04
Total Interest Collected	4,230,578.72

Principal		Expenses/Reimbursements
Scheduled Principal	2,065,072.13	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,065,072.13	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,168,531.65
Excess Liquidation Proceeds	0.00	Principal Distribution	2,065,072.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,233,603.71
Total Funds Collected	6,295,650.85	Total Funds Distributed	6,295,650.75

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,035,542,112.42	1,035,542,112.42	Beginning Certificate Balance	1,035,542,111.22
(-) Scheduled Principal Collections	2,065,072.13	2,065,072.13	(-) Principal Distributions	2,065,072.06
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.07)	(0.07)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,033,477,040.36	1,033,477,040.36	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,036,235,358.82	1,036,235,358.82	Ending Certificate Balance	1,033,477,039.16
Ending Actual Collateral Balance	1,034,173,271.69	1,034,173,271.69

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.20)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.20)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	184,749,474.03	17.88%	7	5.2654	NAP	Defeased	18	184,749,474.03	17.88%	7	5.2654	NAP
	9,999,999 or less	12	65,380,202.56	6.33%	8	5.1257	1.526956	1.29 or less	8	75,842,746.87	7.34%	8	5.0505	1.006816
10,000,000 to 19,999,999		7	106,380,944.46	10.29%	10	5.1354	1.380495	1.30 to 1.39	3	72,795,743.95	7.04%	17	5.3111	1.345675
20,000,000 to 39,999,999		4	103,409,746.70	10.01%	10	4.5791	1.918890	1.40 to 1.49	1	14,654,207.65	1.42%	8	5.5000	1.471900
40,000,000 to 69,999,999		2	101,816,201.69	9.85%	12	5.1798	1.455416	1.50 to 1.59	4	270,011,666.83	26.13%	8	5.0213	1.561624
70,000,000 to 99,999,999		3	264,591,129.42	25.60%	9	4.6107	1.776517	1.60 to 1.74	4	81,628,155.62	7.90%	10	4.7967	1.633883
	100,000,000 or greater	2	207,149,341.50	20.04%	8	4.7863	1.710065	1.75 to 1.99	5	278,463,565.38	26.94%	8	4.4497	1.881677
	Totals	48	1,033,477,040.36	100.00%	9	4.9024	1.649055	2.00 or greater	5	55,331,480.03	5.35%	9	4.6456	2.579048
								Totals	48	1,033,477,040.36	100.00%	9	4.9024	1.649055
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	36	184,749,474.03	17.88%	7	5.2654	NAP
							Defeased	36	184,749,474.03	17.88%	7	5.2654	NAP
California	4	121,251,409.39	11.73%	9	5.1430	1.648468
							Industrial	2	14,654,207.65	1.42%	8	5.5000	1.471900
Delaware	1	57,860,535.47	5.60%	7	5.0140	1.531700
							Lodging	1	6,827,081.76	0.66%	10	5.2500	1.029500
Florida	3	3,538,276.70	0.34%	8	5.4274	2.362974
							Mixed Use	6	8,650,531.12	0.84%	9	5.1521	1.351871
Georgia	1	5,397,817.38	0.52%	10	4.8500	2.394500
							Multi-Family	1	5,387,395.29	0.52%	7	4.6000	0.962300
Illinois	2	97,242,380.53	9.41%	9	4.6709	1.758094
							Office	11	528,246,572.30	51.11%	8	4.7447	1.666497
Kansas	1	5,387,395.29	0.52%	7	4.6000	0.962300
							Retail	21	267,149,979.68	25.85%	11	4.8831	1.681074
Louisiana	2	37,810,387.39	3.66%	10	4.7188	1.509553
							Self Storage	4	17,811,798.52	1.72%	8	5.4500	2.397300
Maryland	1	7,383,902.76	0.71%	8	5.5000	1.471900
							Totals	82	1,033,477,040.36	100.00%	9	4.9024	1.649055
Massachusetts	1	7,270,304.89	0.70%	8	5.5000	1.471900

Michigan	1	7,223,275.35	0.70%	7	5.5810	1.278800

Mississippi	1	6,827,081.76	0.66%	10	5.2500	1.029500

Missouri	14	12,301,377.69	1.19%	9	5.1573	1.403490

New York	4	251,311,630.64	24.32%	11	4.7887	1.605490

Ohio	1	3,283,930.42	0.32%	8	4.8055	1.601800

Pennsylvania	1	26,315,676.08	2.55%	9	4.8870	1.691500

Texas	7	96,172,843.08	9.31%	9	4.5895	1.816876

Washington, DC	1	102,149,341.50	9.88%	8	4.5800	1.874700

Totals	82	1,033,477,040.36	100.00%	9	4.9024	1.649055

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	184,749,474.03	17.88%	7	5.2654	NAP	Defeased	18	184,749,474.03	17.88%	7	5.2654	NAP
	4.499% or less	2	110,515,460.10	10.69%	8	4.0631	2.069187	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	13	419,474,870.84	40.59%	9	4.7458	1.701359	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.000% to 5.499%	12	289,821,055.64	28.04%	11	5.1489	1.513895	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.500% to 5.999%	3	28,916,179.75	2.80%	7	5.5920	1.261718	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	6.000% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	30	848,727,566.33	82.12%	9	4.8234	1.670262
	Totals	48	1,033,477,040.36	100.00%	9	4.9024	1.649055	Totals	48	1,033,477,040.36	100.00%	9	4.9024	1.649055
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	184,749,474.03	17.88%	7	5.2654	NAP	Defeased	18	184,749,474.03	17.88%	7	5.2654	NAP
	114 months or less	30	848,727,566.33	82.12%	9	4.8234	1.670262	Interest Only	3	185,798,000.00	17.98%	8	4.8219	1.712371
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	64 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	1,033,477,040.36	100.00%	9	4.9024	1.649055	65 months or greater	27	662,929,566.33	64.15%	9	4.8238	1.658460
								Totals	48	1,033,477,040.36	100.00%	9	4.9024	1.649055
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	18	184,749,474.03	17.88%	7	5.2654	NAP				None
Underwriter's Information		1	16,906,025.82	1.64%	19	5.3980	1.350000
	12 months or less	28	814,009,741.99	78.76%	9	4.7978	1.661005
	13 to 24 months	1	17,811,798.52	1.72%	8	5.4500	2.397300
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	1,033,477,040.36	100.00%	9	4.9024	1.649055
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	620100001	OF	Los Angeles	CA	Actual/360	5.050%	418,140.47	218,919.77	0.00	N/A	07/06/22	--	99,360,110.59	99,141,190.82	10/06/21
2	620100002	OF	Washington	DC	Actual/360	4.580%	390,526.71	172,068.07	0.00	N/A	06/06/22	--	102,321,409.50	102,149,341.50	10/06/21
3	620100003	OF	New York	NY	Actual/360	4.987%	436,362.50	0.00	0.00	N/A	06/11/22	--	105,000,000.00	105,000,000.00	10/11/21
4	620100004	OF	New York	NY	Actual/360	4.111%	293,472.28	214,556.25	0.00	N/A	06/11/22	--	85,664,494.85	85,449,938.60	10/11/21
5	620100005	RT	Chicago Ridge	IL	Actual/360	4.600%	306,666.67	0.00	0.00	N/A	07/06/22	--	80,000,000.00	80,000,000.00	10/06/21
6A	656100032	RT	Albany	NY	Actual/360	5.398%	198,149.10	93,782.00	0.00	N/A	05/06/23	--	44,049,448.22	43,955,666.22	05/06/20
6B	656100038	RT	Albany	NY	Actual/360	5.398%	76,211.19	36,070.00	0.00	N/A	05/06/23	--	16,942,095.82	16,906,025.82	05/06/20
7	28000183	OF	Wilmington	DE	Actual/360	5.014%	242,355.79	142,444.63	0.00	N/A	05/06/22	--	58,002,980.10	57,860,535.47	10/06/21
8	620100008	OF	New Orleans	LA	Actual/360	4.650%	100,714.68	114,550.94	0.00	N/A	08/11/22	--	25,990,886.42	25,876,335.48	10/11/21
9	407000095	OF	Dallas	TX	Actual/360	5.750%	144,300.29	59,950.21	0.00	N/A	08/11/22	--	30,114,842.68	30,054,892.47	10/11/21
10	620100010	OF	Blue Bell	PA	Actual/360	4.887%	107,412.44	59,385.18	0.00	N/A	07/06/22	--	26,375,061.26	26,315,676.08	10/06/21
11	407000096	RT	Lubbock	TX	Actual/360	4.850%	105,936.85	58,966.85	0.00	N/A	08/11/22	--	26,211,180.49	26,152,213.64	10/11/21
12	407000094	RT	Fort Worth	TX	Actual/360	3.900%	81,671.76	64,250.59	0.00	N/A	07/11/22	--	25,129,772.09	25,065,521.50	10/11/21
13	407000081	OF	Wilmington	DE	Actual/360	5.000%	98,543.56	53,108.55	0.00	N/A	02/11/22	--	23,650,453.88	23,597,345.33	10/11/21
23	620100023	SS	Various	Various	Actual/360	5.450%	81,065.62	37,512.12	0.00	06/06/22	06/06/32	--	17,849,310.64	17,811,798.52	10/06/21
24	620100024	IN	San Carlos	CA	Actual/360	5.750%	78,919.93	52,563.31	0.00	N/A	03/11/22	--	16,470,245.65	16,417,682.34	10/11/21
25	620100025	OF	Richardson	TX	Actual/360	4.600%	65,757.70	40,359.68	0.00	N/A	06/06/22	--	17,154,183.54	17,113,823.86	10/06/21
26	620100026	RT	Algonquin	IL	Actual/360	5.000%	72,004.01	38,581.24	0.00	N/A	06/11/22	--	17,280,961.77	17,242,380.53	10/11/21
28	620100028	IN	Various	Various	Actual/360	5.500%	67,384.01	47,757.39	0.00	N/A	06/06/22	--	14,701,965.04	14,654,207.65	10/06/21
29	620100029	OF	Mountain View	CA	Actual/360	4.610%	58,523.93	28,727.24	0.00	N/A	05/06/22	--	15,233,993.63	15,205,266.39	10/06/21
30	28000198	Various Chicago		IL	Actual/360	5.250%	52,209.81	35,590.58	0.00	N/A	07/06/22	--	11,933,670.10	11,898,079.52	10/06/21
31	620100031	RT	Shreveport	LA	Actual/360	4.868%	48,522.00	26,998.85	0.00	N/A	07/06/22	--	11,961,050.76	11,934,051.91	10/06/21
32	620100032	MF	Various	MA	Actual/360	4.950%	46,794.58	25,184.30	0.00	N/A	06/11/22	--	11,344,140.02	11,318,955.72	10/11/21
34	656100040	LO	Riverhead	NY	Actual/360	5.410%	50,727.54	23,476.94	0.00	N/A	08/06/22	--	11,251,948.90	11,228,471.96	10/06/21
37	620100037	RT	Houston	TX	Actual/360	5.070%	45,386.05	23,605.20	0.00	N/A	07/11/22	--	10,742,261.37	10,718,656.17	10/11/21
38	407000090	MF	Overland Park	KS	Actual/360	4.600%	20,916.90	69,186.43	0.00	N/A	05/11/22	--	5,456,581.72	5,387,395.29	10/11/21
39	620100039	LO	Houston	TX	Actual/360	5.170%	35,761.43	27,854.06	0.00	N/A	04/11/22	--	8,300,525.49	8,272,671.43	10/11/21
40	620100040	MF	Various	MA	Actual/360	4.950%	34,215.39	18,414.33	0.00	N/A	06/11/22	--	8,294,639.88	8,276,225.55	10/11/21

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
41	620100041	MF	Memphis	TN	Actual/360	4.950%	33,861.03	18,448.43	0.00	N/A	06/11/22	--	8,208,735.56	8,190,287.13	10/11/21
42	620100042	Various Various		MO	Actual/360	5.170%	34,581.14	17,405.55	0.00	N/A	07/11/22	--	8,027,346.09	8,009,940.54	10/11/21
43	28000169	MH	Miami	FL	Actual/360	5.452%	35,193.54	16,483.93	0.00	N/A	04/06/22	--	7,746,194.78	7,729,710.85	10/06/21
45	620100045	LO	Starkville	MS	Actual/360	5.250%	29,966.78	22,467.40	0.00	N/A	08/11/22	--	6,849,549.16	6,827,081.76	10/11/21
46	620100046	MF	Boston	MA	Actual/360	4.950%	30,033.90	16,163.89	0.00	N/A	06/11/22	--	7,280,944.28	7,264,780.39	10/11/21
47	620100047	MF	Johnson City	TN	Actual/360	5.113%	30,612.45	15,606.20	0.00	N/A	05/11/22	--	7,184,614.57	7,169,008.37	10/11/21
48	28000176	RT	Brighton	MI	Actual/360	5.581%	33,664.16	15,030.76	0.00	N/A	05/06/22	--	7,238,306.11	7,223,275.35	10/06/21
49	28000163	RT	Oxnard	CA	Actual/360	5.795%	34,060.20	14,320.66	0.00	N/A	04/06/22	--	7,053,017.41	7,038,696.75	10/06/21
50	28000181	RT	Spring	TX	Actual/360	5.076%	26,531.77	13,943.56	0.00	N/A	05/06/22	--	6,272,286.19	6,258,342.63	10/06/21
51	620100051	OF	Houston	TX	Actual/360	4.850%	24,104.10	13,493.94	0.00	N/A	07/11/22	--	5,963,900.06	5,950,406.12	10/11/21
52	407000093	MU	Avon	CO	Actual/360	4.800%	23,680.80	13,570.44	0.00	N/A	06/11/22	--	5,920,200.17	5,906,629.73	10/11/21
54	620100054	RT	Roswell	GA	Actual/360	4.850%	21,865.37	12,170.75	0.00	N/A	08/11/22	--	5,409,988.13	5,397,817.38	10/11/21
55	620100055	RT	Richmond	TX	Actual/360	4.700%	19,290.83	11,438.46	0.00	N/A	06/11/22	--	4,925,317.62	4,913,879.16	10/11/21
56	28000161	MF	Kalamazoo	MI	Actual/360	5.417%	17,783.19	22,526.08	0.00	N/A	04/06/22	--	3,939,417.61	3,916,891.53	10/06/21
58	620100058	MU	Saint Louis	MO	Actual/360	5.135%	18,402.08	9,369.32	0.00	N/A	07/11/22	--	4,300,806.48	4,291,437.16	10/11/21
59	620100059	OF	Cincinnati	OH	Actual/360	4.806%	13,196.65	11,455.86	0.00	N/A	06/11/22	--	3,295,386.28	3,283,930.42	10/11/21
60	28000143	MH	Jurupa Valley	CA	Actual/360	5.750%	17,560.95	7,532.68	0.00	N/A	03/06/22	--	3,664,893.99	3,657,361.31	10/06/21
61	28000178	RT	Knoxville	TN	Actual/360	5.714%	9,770.83	25,025.48	0.00	N/A	05/06/22	--	2,051,976.92	2,026,951.44	10/06/21
63	28000177	MF	Lake Park	GA	Actual/360	6.500%	14,208.01	4,754.03	0.00	N/A	06/06/22	--	2,623,016.60	2,618,262.57	10/06/21
64	28000187	RT	Orange City	FL	Actual/360	5.350%	3,557.75	0.00	0.00	N/A	06/06/22	--	798,000.00	798,000.00	10/06/21
Totals							4,230,578.72	2,065,072.13	0.00				1,035,542,112.42	1,033,477,040.36
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,814,708.66	6,538,601.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	12,238,234.94	6,578,860.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	22,089,849.00	9,854,381.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,605,093.65	6,093,990.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,268,602.46	3,863,625.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	16,426,590.25	14,356,918.13	01/01/21	06/30/21	--	0.00	26,732.75	1,703,969.42	1,703,969.42	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	10,281.82	543,371.04	543,371.04	0.00	0.00
7	7,535,159.25	3,730,658.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,866,704.26	1,045,601.63	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,689,623.35	1,812,021.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	5,713.16	0.00
11	2,643,113.63	1,687,091.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,047,915.61	2,557,259.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	3,374,798.00	897,030.25	04/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	3,901,986.92	822,823.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,530,351.10	692,873.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,119,018.39	2,286,122.29	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,310,979.48	743,023.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	760,231.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,057,798.32	538,106.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	996,883.00	534,743.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	460,418.00	752,384.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	904,878.67	398,600.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	609,616.00	267,760.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	854,073.57	608,975.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	836,005.58	453,515.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	816,600.30	506,575.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	609,921.65	360,338.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	430,833.17	214,977.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	584,985.44	244,701.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	102,334.32	51,167.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	125,487,308.82	68,492,728.47				0.00	37,014.57	2,247,340.46	2,247,340.46	5,713.16	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.902420%	4.839410%	9
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.902451%	4.839437%	10
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.902474%	4.839458%	11
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.902497%	4.836883%	11
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.902527%	4.822179%	12
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.902548%	4.822196%	13
04/16/21	0	0.00	1	10,854,315.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.902577%	4.822219%	14
03/17/21	1	10,875,824.64	0	0.00	0	0.00	0	0.00	0	0.00	2	61,722,329.32	0	0.00	0		0.00	4.902597%	4.822235%	15
02/18/21	0	0.00	1	10,901,826.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.902639%	4.822269%	16
01/15/21	0	0.00	0	0.00	1	10,923,129.04	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.902659%	4.822284%	17
12/17/20	0	0.00	0	0.00	1	10,944,339.13	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.902677%	4.822298%	18
11/18/20	0	0.00	0	0.00	1	10,966,994.83	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.902703%	4.822318%	19
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		70,630,360	70,630,360		0	0
7 - 12 Months		884,173,190	884,173,190		0	0
13 - 24 Months		60,861,692	60,861,692		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		17,811,799	17,811,799		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,033,477,040	1,033,477,040	0	0	0	0
Sep-21	1,035,542,112	1,035,542,112	0	0	0	0
Aug-21	1,037,480,031	1,037,480,031	0	0	0	0
Jul-21	1,039,409,732	1,039,409,732	0	0	0	0
Jun-21	1,041,450,431	1,041,450,431	0	0	0	0
May-21	1,043,363,272	1,043,363,272	0	0	0	0
Apr-21	1,045,387,723	1,034,533,407	0	10,854,315	0	0
Mar-21	1,047,283,847	1,036,408,022	10,875,825	0	0	0
Feb-21	1,049,532,798	1,038,630,971	0	10,901,826	0	0
Jan-21	1,051,411,273	1,040,488,144	0	0	10,923,129	0
Dec-20	1,053,281,788	1,042,337,449	0	0	10,944,339	0
Nov-20	1,055,265,450	1,044,298,455	0	0	10,966,995	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6A	656100032		0.00 5.39800%		0.00 5.39800%	10	02/25/21	04/06/20	03/11/21
6B	656100038		0.00 5.39800%		0.00 5.39800%	10	02/25/21	04/06/20	03/11/21
Totals			0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
44	28000172 10/17/17	8,082,058.76	16,200,000.00	8,500,505.20	418,446.44	8,500,505.20	8,082,058.76	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,082,058.76	16,200,000.00	8,500,505.20	418,446.44	8,500,505.20	8,082,058.76	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
44	28000172	10/17/17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
Loan Split of Prosp. ID 6 to Prosp. ID 6.01 and Prosp. ID 6.02
In the marketing material for the COMM 2012-CCRE2 Trust, Prosp. ID 6, Crossgates Mall, was reported as one loan with a balance at securitization of $71,779,584.25.With the first Distribution Date of September 17, 2012, the Master Servicer is reporting Prosp.
ID. 6 as two separate loans. The first loan has a balance at securitization of $51,840,811.13 and is being reported as Prosp. ID 6.01.The second loan has a balance of $19,938,773.51 and is being reported as Prosp. ID 6.02.This has resulted in 65 loans and 99 properties being reported as part of the collateral which differs from the 64 loans and 98 properties which were reported in the marketing material.
IRP Prospectus Loan ID Updates to Prosp. ID 6.01 and Prosp. ID 6.02
Beginning with the June 2015 reporting cycle, the Prospectus Loan IDs related to the loans 6.01 and 6.02 have been updated to 6A and 6B respectively to ensure consistency within the Investor Reporting Package (IRP). The update to the reporting is not related to any type of modification or any change to the terms of the underlying mortgage or loans. All loan terms remain as outlined on the Annex and Loan Periodic File (LPU). Please also see the Notice entitled "Prospectus Loan ID Updates for June 2015" in the
Special Notices section for this deal on CTSLink.com.
Exchange of Exchangeable Certificates--January 2016
In January 2016 an exchange of exchangeable certificates took effect in which $105,000,000.00 of Class PEZ was exchanged for $52,834,000.00 of Class A-M-PEZ, $25,414,000.00 of Class B-PEZ, $17,389,000.00 of Class C-PEZ, and $9,363,000.00 of Class
D.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28